Share-Based Compensation - Additional Information (Detail) (USD $)	6 Months Ended		9 Months Ended	10 Months Ended		12 Months Ended							3 Months Ended		6 Months Ended			10 Months Ended	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Sep. 30, 2006	Nov. 06, 2013	Nov. 06, 2003	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Jun. 29, 2014 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 29, 2014 Successor [Member]	Jun. 29, 2014 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]
Share-Based Compensation Costs [Abstract]
Share-based compensation cost	$ 21,000	$ 25,000			$ 25		$ 95	$ 462					$ 18,000	$ 21,000		$ 1,000	$ 25,000	$ 25,000	$ 95,000	$ 462,000
Share-based compensation cost, unrecognized, related to non-vested rewards														$ 187,000
Share-based compensation cost, unrecognized, related to non-vested rewards, weighted average period of recognition in years														2 years 8 months 16 days
Restricted Share Grants [Abstract]
Restricted share grants granted in the period			792,500			15,870			100,000	266,795	198,846	268,680			15,870		0				100,000	266,795
Restricted share grants granted in the period, granted and forfeited										42,535	105,453											42,535
Unvested RSGs				0			25,424	84,181					15,870		15,870		0
Unvested RSGs, weighted average grant date fair value				$ 0.00			$ 6.04	$ 3.67					$ 14.18		$ 14.18		$ 0.00
Restricted share grants authorized															15,000,000
Aggregate intrinsic value, unvested RSGs													$ 217		$ 217
Aggregate fair value, vested RSGs															$ 0
Number of RSGs
Unvested, beginning balance		25,424		25,424		25,424	84,181	299,560
Granted			792,500			15,870			100,000	266,795	198,846	268,680			15,870		0				100,000	266,795
Vested				(25,424)			(58,757)	(215,379)
Forfeited
Unvested, ending balance				0			25,424	84,181					15,870		15,870		0
Weighted-Average Grant Date Fair Value
Unvested, beginning balance		$ 6.04		$ 6.04		$ 6.04	$ 3.67	$ 8.89							$ 0
Granted															$ 14.18
Vested				$ 6.04			$ 2.65	$ 10.93
Forfeited
Unvested, ending balance				$ 0.00			$ 6.04	$ 3.67					$ 14.18		$ 14.18		$ 0.00
Unvested RSGs, weighted average grant date fair value				$ 0.00			$ 6.04	$ 3.67					$ 14.18		$ 14.18		$ 0.00